FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

22.         FINANCIAL INFORMATION OF PARENT COMPANY

(a)Balance sheet

	As of December 31,
	2022	2023
Assets
Current assets
Cash and cash equivalents	$2	$2
Amount due from subsidiaries	49,691	16,296
Other current assets	108	108
Total current assets	49,801	16,406
TOTAL ASSETS	$49,801	$16,406

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$4,039	$4,557
Total liabilities	4,039	4,557

Equity
Ordinary Shares ($0.04 par value; 22,500,000 shares authorized; 8,948,505 and 4,525,643 shares issued as of December 31, 2022 and 2023, respectively; 8,923,687 and 4,474,836 shares outstanding as of December 31, 2022 and 2023, respectively)	359	181
Additional paid-in capital	332,746	298,750
Treasury stock (24,818 shares as of December 31, 2022 and 2023)	(1,148)	(1,148)
Accumulated deficits	(318,239)	(318,813)
Accumulated other comprehensive income	32,044	32,879
Total equity	45,762	11,849
TOTAL LIABILITIES AND EQUITY	$49,801	$16,406

(b)Statements of operations

	For the years ended December 31,
	2021	2022	2023
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(566)	(1,231)	(531)
Total operating expenses	(566)	(1,231)	(531)
Other (loss) income, net	(11)	41	8
Investment income (loss) in subsidiaries	(16,758)	(12,145)	(51)
Net income (loss) attributable to holders of ordinary shares	$(17,335)	$(13,335)	$(574)

22.         FINANCIAL INFORMATION OF PARENT COMPANY- continued

(c)Statements of comprehensive income (loss)

	For the years ended December 31,
	2021	2022	2023
Net income (loss) attributable to holders of ordinary shares	$(17,335)	$(13,335)	$(574)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	377	359	835
Comprehensive income (loss) attributable to Parent Company	$(16,958)	$(12,976)	$261

(d)Statements of changes in equity

					(Accumulated	Accumulated
	Ordinary shares		Additional		deficits)	other
			paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income	equity
Balance as of December 31, 2020	3,738,527	152	288,879	(2,351)	(286,365)	31,308	31,623
Ordinary shares issued for share based compensation	25,989	1	—	1,203	(1,204)	—	—
Share issued	710,320	28	8,922	—	—	—	8,950
Share-based compensation	—	—	186	—	—	—	186
Capital contribution from non-controlling	—	—	698	—	—	—	698
Foreign currency translation adjustment	—	—	—	—	—	377	377
Net income	—	—	—	—	(17,335)	—	(17,335)
Balance as of December 31, 2021	4,474,836	181	298,685	(1,148)	(304,904)	31,685	24,499
Shares issued for purchase of equipment	4,448,851	178	34,001	—	—	—	34,179
Share-based compensation	—	—	60	—	—	—	60
Foreign currency translation adjustment	—	—	—	—	—	359	359
Net loss	—	—	—	—	(13,335)		(13,335)
Balance as of December 31, 2022	8,923,687	359	332,746	(1,148)	(318,239)	32,044	45,762
Share repurchase for cancellation of equipment purchase	(4,448,851)	(178)	(34,001)	—	—	—	(34,179)
Share-based compensation	—	—	5	—	—	—	5
Foreign currency translation adjustment	—	—	—	—	—	835	835
Net income(loss)	—	—	—	—	(574)	—	(574)
Balance as of December 31, 2023	4,474,836	181	298,750	(1,148)	(318,813)	32,879	11,849

(e)Statements of cash flow

	For the years ended December 31,
	2021	2022	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(17,335)	$(13,335)	$(574)
Investment income (loss) in subsidiaries	16,758	12,145	51
Share-based compensation	186	60	5

CHANGES IN WORKING CAPITAL ACCOUNTS
Accrued expenses and other current liabilities	391	1,130	518
Net cash used in operating activities	—	—	—

CASH FLOWS FROM INVESTMENT ACTIVITIES	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES	—	—	—

Net decrease in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	$2	$2	$2

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$8,950	$34,179	$—

22.         FINANCIAL INFORMATION OF PARENT COMPANY- continued

(f)Notes

1.           BASIS FOR PREPARATION

The condensed financial information of the parent company, AirNet Technology Inc., only has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for its investment in its subsidiaries.

2.           INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries, VIEs and VIEs’ subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying condensed financial information of parent company.

3.           INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.